Application of new and amended standards and interpretations and standards not in force yet	12 Months Ended
Dec. 31, 2018
Application of new and amended standards and interpretations and standards not in force yet
3.	Application of new and amended standards and interpretations and standards not in force yet

The consolidated financial statements of Grupo Simec, S.A.B. de C.V. and its Subsidiaries for the periods presented have been prepared in accordance with the International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB). IFRS also includes all current International Accounting Standards (IAS), in force, as well as all related interpretations issued by the IFRS Interpretations Committee (IFRIC), including those issued previously by the Standing Interpretations Committee. The company applied the effective IFRS as of December 31, 2018.

a.        International Financial Reporting Standards, not in force yet.

Below are the rules and amendments that could have an effect on Simec's financial information, which were issued by the IASB, but are not in effect at the date of these financial statements

Rules applicable starting from 2018:

a)	IFRS 15- Revenue from contracts with customers.

The IASB has published a new standard, IFRS 15- Income from contracts with customers (IFRS 15 or the new standard). The new standard describes a single comprehensive model for accounting of revenue from customer contracts and replaces current revenue recognition guidelines included in IFRS standards and interpretations.

The basic principle of the new rule is that an entity must recognize the income that represents the transfer of goods or services promised to the client, valued by the amount that the entity expects to receive in exchange for such goods or services.

The entities must:

• Identify the contracts with clients which are within the scope of the new standard;

• Identify the performance obligations in the contract: i) sales of goods or services separately, ii) sales dependent or interrelated with other products or services; (iii) homogeneous and consistent sales;

• Determine the price of the transaction: i) variable consideration and restricted estimates, ii) time value of money and financing component, iii) non-monetary consideration, iv) consideration paid to the customer;

• Distribute the transaction price among each separable performance obligation; and

• Recognize income when each performance obligation is met: (i) over time, (ii) at a point in time.

The new IFRS 15 increases disclosures on income and is effective for periods beginning on or after January 1, 2018, allowing for early application. Entities may choose to retroactively apply the standard or use a modified approach in the year of application.

b) IFRS 9 (2014) - Financial Instruments.

The IASB published IFRS 9 (2009) and IFRS 9 (2010) which introduced new classification and valuation requirements, and in 2013 disclosed a new model for hedge accounting. IFRS 9 published in July 2014 represents the final version of the standard, supersedes previous versions of IFRS 9, and completes the IASB project to replace IAS 39, Financial Instruments.

IFRS 9 (2014) includes a logical model for classification and valuation, a single, forward-looking model of impairment, and an approach with substantive changes to hedge accounting.

Classification and valuation

The classification determines how financial assets and financial liabilities are recorded in the financial statements and, in particular, how they are valued continuously. IFRS 9 (2014) introduces a logical approach to the classification of financial assets, which is based on the flow characteristics and the business model in which the asset is held. This unique, principled approach replaces existing requirements.

Impairment

The new model results in the application in a single model of impairment to all financial instruments, thus eliminating a source of complexity associated with the previous requirements. As a part of IFRS 9 (2014), IASB has introduced a new impairment model based on expected losses, which will require a timelier recognition of expected losses. Specifically, the new standard requires entities to recognize expected losses since the initial recognition of financial instruments as well as over the life of the instrument on a timelier basis. Further disclosures will be required on how the losses and the movement of the loss estimate were determined and of the activity of the estimate for losses.

Hedge Accounting

IFRS 9 (2014) introduces an approach with substantive changes for hedge accounting, with improvements to disclosures about risk management activities. The new model represents a major overhaul of hedge accounting, which aligns accounting manage with risk management activities, allowing entities to better reflect these activities in their financial statements. In addition, as a result of these changes, users of financial statements will be better informed about risk management and the effect of hedge accounting on financial reporting.

Own credit risk

IFRS 9 (2014) also eliminates the volatility in results that was caused by changes in the credit risk of liabilities that are valued at fair value. This accounting change means that gains proceeding from the impairment of the risk of our credit on these liabilities are no longer recognized directly in net earnings or loss but in other comprehensive income (OCI).

IFRS 9 (2014) will come into force for fiscal years beginning on or after January 1, 2018. Early application is allowed. In addition, changes in credit risk can be applied in advance and in isolation, without the other changes in the recognition of financial instruments.

Amendments applicable from 2018

a) Amendment to IAS 40 - Investment Property.

The amendment clarifies that the transfer of an investment in property will occur when and only when there is a change in its use. A change of use occurs when the property meets, or fails to meet, the definition of investment property and there is evidence of change of use. In isolation, a change in management's intentions to use a property does not provide evidence of a change in use.

b) Amendment to IAS 28 - Investments in Associates and Joint Ventures.

This amendment clarifies that a venture capital organization, collective investment fund, investment trust and other similar entities may opt, at initial recognition, to measure investments in associates and joint ventures at fair value through changes in profit and loss separately for each associate and joint business.

In addition, this amendment allows, in applying the equity method, that an entity other than an investment entity retains the measurement of the fair value applied by its associates and joint ventures. It also clarifies that this option is available at the initial recognition for each associate or joint venture that is an investment entity.

c) Amendments to IFRS 2 - Classification and measurement of share-based payment transactions.

The amendments clarify the following:

• When estimating the fair value of a share-based payment settled in cash, accounting for the effects of the acquisition conditions and the liability incurred should follow the same approach as for stock-based share-based payment.

• Where tax laws or regulations require an entity to withhold an amount because of an employee's tax liability associated with a share-based payment, the share-based payment arrangements may allow or require to retain a specified number of equity instruments Equivalent to the monetary value of the employee's tax liability, that is, the share-based payment arrangement has a "net settlement characteristic", if the agreement does not include the net settlement characteristic, that agreement should be classified as a whole Transaction with share-based payments settled with equity instruments.

• A share-based payment that is modified to change the settlement transaction in cash to the settlement of capital, should take into account the following:

i. The original liability is written off;

ii. The share-based payment with share liquidation is recognized on the date of modification of the fair value of the equity instrument granted to the extent that the services had been rendered until the date of modification; and

iii. Any difference between the carrying amount of the liability at the date of change and the amount recognized in the net equity must be recognized immediately in profit or loss.

Amendments are effective for annual reporting periods beginning on or after January 1, 2018 with anticipated permitted application.

Interpretation applicable from 2018:

a) IFRIC 22- Transactions in foreign currency and considerations paid in advance.

IFRIC 22 Interpretation, issued by the International Accounting Standards Board, developed by the IFRS Interpretations Committee, addresses how to determine the date of the transaction for the purpose of establishing the exchange rate to be used in the initial recognition of the asset, expense or related income on the write-off of a non-monetary asset or non-monetary liability arising from the payment or collection of the anticipated consideration in foreign currency.

It is established that the date of the transaction for the purpose of determining the exchange rate to be used in the initial recognition is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or collection of the anticipated consideration. If there are multiple payments or prepayments, the entity will determine a date of the transaction for each payment or collection of the anticipated consideration.

Standard applicable from 2019:

In January 2016, the IASB published a new accounting standard, IFRS 16 - Leases, which repeals IAS 17 - Leases and the related interpretation guides.

The main changes in relation to the previous rule are:

i. IFRS 16 provides a comprehensive model for the identification of lease contracts and their treatment in the financial statements of tenants and landlords.

ii. The new standard applies a control model for the identification of leases, distinguishing between leases and service contracts based on whether there is an asset identified and controlled by the customer.

iii. The distinction between operating and finance leases is eliminated; therefore, the assets and liabilities of all leases are recognized, with some exceptions, for leases of short-term low-value assets.

iv. The standard does not include significant changes in the requirements for the lessor's accounting.

The standard is effective for annual periods beginning on or after January 1, 2019, with early application permitted for entities that have also adopted IFRS 15- Income from Contracts with Customers.

As of today, Simec continues to evaluate the effect that this new standard could have on its financial statements.

Amendments applicable from 2019:

a) Amendment	to IFRS 28 - Long-term investments in associates and joint ventures.

This amendment clarifies that entities will account for long-term investments in an associate or joint venture (to which the equity method is not applied), using IFRS 9 before accounting for losses or losses due to impairment, applying IAS 28.

b) Amendment	to IFRS 3 - Business combination.

This amendment clarifies that when an entity obtains control of a business that is a joint operation, it will measure again the participation maintained in that business.

c)	Amendment to IFRS 11 - Joint agreements.

This amendment clarifies that when an entity obtains joint control of a business that is a joint operation, it will measure again the participation maintained in that business

d) Amendment	to IAS 12 - Income tax.

This amendment clarifies that an entity will account for all the consequences of dividends on income tax in the same way, regardless of how the tax arises.

e) Amendment	to IAS 23 - Costs for loans.

This amendment clarifies that when an asset that meets the requirements to be suitable for its intended use or sale, an entity will treat as part of the general loans, the outstanding loans taken to obtain that eligible asset.

f) Amendment	to IAS 19 - Benefits to employees.

This amendment requires that when a change occurs in the plan (modification, reduction or liquidation), the company remeasures its liability or assets for net defined benefits. Previously, it was not specified how to determine the expenses for the period after the change in the plan. The amendments require an entity to use the updated assumptions of the new measurement to determine the current cost of the service and the net interest for the remainder of the reporting period after the change to the plan.

The amendments are effective for annual reporting periods beginning on January 1, 2019, with early application allowed.

Interpretation applicable from 2019:

IFRIC 23 - Uncertainty regarding the treatment of income tax.

The IFRIC 23 interpretation, issued by the International Accounting Standards Board, developed by the IFRS Interpretations Committee, adds to the requirements of IAS 12 - Income taxes, the specification of how to reflect the effects of the uncertainty in accounting for income tax, when it is unclear how to apply tax laws to a particular transaction or circumstance, or it is unclear whether a tax authority will accept the treatment of an entity.

This interpretation will apply for the annual reporting periods that begin as of January 1, 2019, with early application allowed.

Amendments applicable from 2020:

a)	Conceptual Framework

In March 2018, the IASB issued a new revised version of the conceptual framework for financial information. The Conceptual framework for financial information contains updated definitions of assets and liabilities in the financial statements. In addition, new concepts and guidance have been added to the following topics:

i.	Measurement, including the factors to be considered when selecting a measuring base.
ii.	Presentation and disclosure, including when to classify income and expenses in other comprehensive income.
iii.	The reporting entity.
iv.	When the asset and liabilities are eliminated from the financial statements.

The conceptual framework also clarifies the roles of management, prudence, and uncertainty of measurement in financial reporting.

Several IFRSs have also been amended for references to the conceptual framework. The amendments to the IFRS for changes to the conceptual framework, update some of these references and quotations to refer to the conceptual framework for financial reporting issued in 2018 and makes other amendments to clarify what version of the Conceptual framework is mentioned in each document.

b)	Amendment to IFRS 3 – Business combination.

This amendment clarifies the definition of a business, with the objective of helping entities determine whether a transaction should be accounted for as a business combination or as an acquisition of assets. The amendment consists of the following:

I.	It clarifies that, in order to be considered a business, an acquired set of activities and assets must include at least a contribution and a substantive process, which together contribute significantly to the ability to create products.
II.	Eliminates the evaluation of market participants to determine if they are able to replace any missing inputs or processes and continue to produce products.
III.	Adds guidance and illustrative examples to help entities determine whether a substantive process has been acquired.
IV.	Restricts the definitions of a business and products by focusing on the goods and services provided to customers and eliminating the reference to the ability to reduce costs.
V.	Adds an optional concentration test that allows for a simplified assessment of whether an acquired set of activities and assets is not a business.

c)	Amendments to IAS 1 - Presentation of financial statements and IAS 8 - Accounting policies, changes in estimates and accounting errors.

These amendments clarify the definition of "Material" and, consequently, modifications are made to a number of other standards by the definition of Material.

The amendments improve the understanding of the definition of material to:

I.	Align the drafting of the definition in the IFRS standards and the conceptual framework, to avoid the possibility of confusion arising from different definitions.
II.	Incorporate the support requirements in IAS 1, in the definition to give them greater importance and clarify their applicability; and
III.	Provide existing information on the definition of Material, along with the definition.

Simec is evaluating the impact that these changes could have on their financial statements.